Inventories, Net - Schedule of Movement of Allowances for Inventory Provision (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Inventories [Abstract]
Beginning balance	$ 1,069,201	$ 862,736
Allowance for inventory provision	210,377	231,715	$ 192,195
Exchange difference	(32,194)	(25,250)
Ending balance	$ 1,247,384	$ 1,069,201	$ 862,736